INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAXES

For the nine months period ended September 30, 2025 and 2024, the local (“Nevada”) and foreign components of loss before income taxes were comprised of the following:

	Nine months ended September 30,
	2025	2024
Tax jurisdiction from:
- Local	$3,789,274	$2,369,812
- Foreign	2,716,871	3,736,942
Loss before income taxes	$6,506,145	$6,106,754

For the years ended December 31, 2024 and 2023, the local (“Nevada”) and foreign components of loss before income taxes were comprised of the following:

	Years ended December 31,
	2024	2023
Tax jurisdiction from:
- Local	$(4,193,024)	$(11,720,751)
- Foreign	(5,963,734)	(6,352,852)
Loss before income taxes	$(10,156,758)	$(18,073,603)

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Nine months ended September 30,
	2025	2024
Current:
- United States - Federal	$—	$—
- United States - States	—	23,647
- Vietnam	—	4,050
- India	1,735	1,864
- Philippine	11,553	—
- Indonesia	53,583	—
- Thailand	—	27,241
- Chinese Mainland	1,007	—
- Hong Kong	—	—

Income tax expense	$67,878	$56,802

The provision for income taxes consisted of the following:

	Years ended December 31,
	2024	2023
Current:
- United States	$40,065	$7,225
- Singapore	(8,598)	8,598
- Vietnam	4,720	7,078
- India	2,572	2,414
- Thailand	41,780	—
Income tax expense	$80,539	$25,315

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Schedule of Deferred Tax Assets and Liabilities

	September 30, 2025	December 31, 2024
Deferred tax assets:
Software intangibles (U.S)	$150,465	$150,465
Deferred Stock Compensation (U.S.)	5,864,670	5,864,670
Net operating loss carryforwards
- United States	8,407,080	7,830,738
- Singapore	2,688,625	2,396,800
- Vietnam	1,261,961	1,199,440
- Philippines	343,808	316,349
- Indonesia	287,331	197,995
- Thailand	136,283	106,389
- Malaysia	1,288	1,823
- Hong Kong	8,503	—
	19,150,014	18,064,669
Less: valuation allowance	(19,138,924)	(18,006,319)
Deferred tax assets, net	$11,090	$58,350

Schedule of Deferred Tax Assets and Liabilities

	December 31, 2024	December 31, 2023
Deferred tax assets:
Software intangibles (U.S)	$150,465	$150,465
Deferred Stock Compensation (U.S.)	5,864,670	5,864,670
Net operating loss carryforwards
- United States	7,830,738	7,119,197
- Singapore	2,396,800	1,714,014
- Vietnam	1,199,440	976,328
- Philippines	316,349	245,617
- Indonesia	197,995	63,013
- Thailand	106,389	118,848
- Malaysia	1,823	—
	18,064,669	16,252,152
Less: valuation allowance	(18,006,319)	(16,102,294)
Deferred tax assets, net	$58,350	$149,858

SCHEDULE OF RECONCILIATION OF STATUTORY TO EFFECTIVE TAX RATE

Reconciliation of statutory to effective tax rate:

	Year ended December 31,
	2024	2023

Loss before income taxes	$(10,156,758)	$(18,073,603)
U.S. federal statutory tax rate	(2,132,921)	(3,795,458)
State income tax, net of federal benefits	(48,992)	33,579
Foreign income taxed at different rates	158,647	179,713
Non-taxable income	(42,742)	(119,642)
Non-deductible expenses	227,629	218,474
Valuation allowance adjustments	1,904,025	3,508,649
Under provision for income tax of prior year	14,893	—
	$80,539	$25,315